Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepaid expenses(1)	10,679,051	21,414,229	3,062,194
Input VAT to be deducted	17,918,681	14,090,676	2,014,940
Others	5,480,762	8,041,902	1,149,977
Total prepaid expenses and other current assets	34,078,494	43,546,807	6,227,111
(1)	Prepaid expenses mainly relate to prepaid service fee to the Group’s service providers.